Share-Based Compensation - Summary of Performance Restricted Stock Units (Detail) - Performance RSU [Member] - pRSU Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	585,229	780,831
Units Granted	0	0
Units Forfeited	0	(195,602)
Non-vested balance, ending	585,229	585,229
Non-vested units, Beginning balance	$ 4.76	$ 4.76
Units Granted		0
Units Forfeited		4.76
Non-vested units , Ending balance		$ 4.76